SHARE-BASED COMPENSATION - Schedule of Options Outstanding (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average share price
Beginning balance (in dollars per share)	$ 8.29	$ 8.29
Granted (in dollars per share)	36.91	8.29
Exercised (in dollars per share)	0	0
Forfeited, expired and cancelled (in dollars per share)	(11.16)	0
Ending balance (in dollars per share)	$ 21.88	$ 8.29
Number of shares
Beginning balance (in shares)	989	453
Granted (in shares)	377	536
Exercised (in shares)	0	0
Forfeited, expired and cancelled (in shares)	(180)	0
Ending balance (in shares)	1,186	989
Options exercisable (in shares)	462